Exhibit 99.1

Deloitte & Touche LLP Suite 301 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Switch, Inc.
7135 South Decatur Boulevard
Las Vegas, Nevada 89118

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of data center service contracts in connection with the proposed offering of Switch ABS Issuer, LLC Secured Data Center Revenue Term Notes, Series 2024-1. Switch, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Statistical Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth on the Statistical Data File. Additionally, Morgan Stanley & Co. LLC (“Morgan Stanley”), RBC Capital Markets, LLC, TD Securities (USA) LLC (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On January 5, 2024, representatives of Morgan Stanley, on behalf of the Company, provided us with a computer-generated data file and related record layout containing data, as represented to us by the Company, as of September 30, 2023, with respect to 1,334 data center service contracts (the “Statistical Data File”).

At the instruction of the Company, we randomly selected (i) one data center service contract from each of the 25 organizations with the highest “total monthly recurring charges” as derived from the Statistical Data File (the “Top 25 Sample Contracts”) and (ii) an additional 75 data center service contracts from the remaining data center service contracts set forth on the Statistical Data File (the “75 Random Sample Contracts”).  The Top 25 Sample Contracts and 75 Random Sample Contracts are collectively and hereinafter referred to as the “Sample Contracts.”

For each of the Sample Contracts, we performed comparisons of the characteristics (the “Characteristics”) set forth on the Statistical Data File and indicated below.

Member of Deloitte Touche Tohmatsu Limited

Characteristics
1. Billing ID (for informational purposes only) 2. Customer name 3. Total monthly recurring charges 4. Initial term (months) 5. Maximum annual uplift %	6. Facility 7. Contract start date 8. Contract end date* 9. LTM usage-based revenue
*For Sample Contracts not with a remaining term of “MTM” or “0” as set forth on the Statistical Data File only.

We compared Characteristics 2. through 8. to the corresponding information set forth on or derived from the colocation facilities agreement, lease agreement, service order or invoice (collectively, the “Service Order”).

We compared Characteristic 9. To the corresponding information set forth on or derived from queries from the Company’s asset management system (collectively, the “Asset Management System Query”).

For purposes of our procedures and at your instruction:

•	with respect to our comparison of Characteristic 4., differences of one month are deemed to be “in agreement;”

•
with respect to our comparison of Characteristic 6., a facility of “AUS.02” (as set forth on the Statistical Data File) is deemed to be “in agreement” with a location of “TX1” (as set forth on the Service Order); and

•	with respect to our comparison of Characteristics 7. and 8., differences of 30 days or less are deemed to be “in agreement.”

The data center service contract documents described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Contract Documentation.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Contract Documentation and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Contract Documentation.  In addition, we make no representations as to whether the Contract Documentation are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Contracts.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics were found to be in agreement with the above-mentioned Contract Documentation, except as indicated in Appendix A.  Supplemental information is contained in Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the data center service contracts or underlying documentation underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the data center service contracts or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Statistical Data File.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

February 12, 2024

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated February 12, 2024.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description

1	Twenty-three differences for initial term.
2	Forty-one differences for contract start date.
3	Eight differences for contract end date.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated February 12, 2024

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Contract number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on the Service Order

1	AUS.02.108811	Initial term	75 months	36 months
1	AUS.02.109142	Initial term	82 months	24 months
1	AUS.02.109213	Initial term	48 months	27 months
1	AUS.02.109217	Initial term	34 months	15 months
1	AUS.02.109250	Initial term	48 months	36 months
1	AUS.02.110167	Initial term	81 months	36 months
1	AUS.02.110232	Initial term	99 months	36 months
1	AUS.02.110258	Initial term	72 months	36 months
1	AUS.02.110307	Initial term	72 months	36 months
1	AUS.02.110365	Initial term	31 months	33 months
1	AUS.02.110483	Initial term	117 months	36 months
1	AUS.02.110636	Initial term	1 month	36 months
1	AUS.02.110714	Initial term	84 months	12 months
1	AUS.02.110752	Initial term	24 months	12 months
1	AUS.02.111215	Initial term	150 months	60 months
1	AUS.02.111436	Initial term	143 months	47 months
1	AUS.02.111467	Initial term	5 months	3 months
1	AUS.02.111595	Initial term	69 months	36 months
1	AUS.02.117291	Initial term	131 months	12 months
1	AUS.02.117964	Initial term	1 month	12 months
1	AUS.03.112183	Initial term	84 months	48 months
1	AUS.03.116877	Initial term	1 month	60 months
1	GRR.01.112620	Initial term	27 months	15 months
2	AUS.02.109093	Contract start date	12/21/2020	5/11/2021
2	AUS.02.109134	Contract start date	7/17/2014	7/23/2021
2	AUS.02.109142	Contract start date	10/26/2016	8/12/2021
2	AUS.02.109213	Contract start date	6/19/2012	12/4/2021
2	AUS.02.109217	Contract start date	2/13/2019	12/8/2021
2	AUS.02.109233	Contract start date	4/12/2019	2/17/2022
2	AUS.02.109250	Contract start date	8/15/2019	8/15/2022
2	AUS.02.110167	Contract start date	10/9/2018	7/9/2019
2	AUS.02.110232	Contract start date	2/27/2015	6/5/2020
2	AUS.02.110258	Contract start date	5/3/2017	5/3/2020
2	AUS.02.110483	Contract start date	12/12/2014	8/27/2021
2	AUS.02.110636	Contract start date	12/1/2022	9/10/2022
2	AUS.02.110752	Contract start date	6/15/2021	6/15/2022
2	AUS.02.111215	Contract start date	6/1/2018	12/1/2021
2	AUS.02.111436	Contract start date	1/17/2014	1/17/2022
2	AUS.02.111452	Contract start date	4/4/2022	2/28/2022
2	AUS.02.111467	Contract start date	2/1/2022	3/29/2022
2	AUS.02.111595	Contract start date	6/1/2018	2/27/2021
2	AUS.02.116354	Contract start date	12/1/2019	6/14/2023
2	AUS.03.108946	Contract start date	5/18/2020	9/9/2020

Exception Description Number	Sample Contract number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on the Service Order

2	AUS.03.111224	Contract start date	1/1/2023	1/13/2020
2	AUS.03.112183	Contract start date	6/18/2018	6/18/2021
2	AUS.03.116877	Contract start date	8/16/2023	12/20/2021
2	GRR.01.105243	Contract start date	4/27/2021	6/29/2022
2	GRR.01.106177	Contract start date	4/27/2021	9/9/2022
2	GRR.01.111120	Contract start date	12/1/2017	7/1/2020
2	GRR.01.112054	Contract start date	4/27/2021	1/11/2023
2	GRR.01.116304	Contract start date	6/8/2022	5/7/2023
2	GRR.01.19297	Contract start date	3/1/2020	11/22/2017
2	GRR.01.74760	Contract start date	8/19/2020	10/6/2020
2	GRR.01.82064	Contract start date	8/1/2016	5/11/2016
2	GRR.01.95036	Contract start date	8/1/2016	5/11/2016
2	GRR.01.95882	Contract start date	4/27/2021	7/27/2021
2	GRR.01.95896	Contract start date	6/15/2021	11/5/2021
2	GRR.01.97112	Contract start date	7/1/2020	10/8/2021
2	GRR.01.98355	Contract start date	10/27/2020	11/3/2021
2	GRR.01.98388	Contract start date	8/1/2020	7/27/2021
2	GRR.01.99099	Contract start date	4/27/2021	2/22/2022
2	GRR.01.99516	Contract start date	6/1/2020	3/15/2022
2	LAS.15.111892	Contract start date	11/2/2022	12/22/2022
2	LAS.15.112959	Contract start date	4/18/2022	3/29/2023
3	AUS.02.110307	Contract end date	11/9/2023	11/1/2020
3	AUS.02.110365	Contract end date	12/5/2023	1/19/2024
3	GRR.01.112620	Contract end date	6/9/2025	6/9/2024
3	AUS.02.110167	Contract end date	7/8/2025	7/8/2024
3	GRR.01.82064	Contract end date	7/31/2026	5/31/2026
3	GRR.01.95036	Contract end date	7/31/2026	5/31/2026
3	AUS.03.111224	Contract end date	12/31/2027	1/13/2025
3	AUS.02.111215	Contract end date	11/30/2030	11/30/2026

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.